Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE
The Oberweis Small-Cap Opportunities Fund’s investment objective is to maximize capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis Small-Cap Opportunities Fund
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Oberweis Small-Cap Opportunities Fund
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.95%
Total Annual Fund Operating Expenses	2.00%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| | Oberweis Small-Cap Opportunities Fund | USD ($)	203	627	1,078	2,327

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers small-cap companies as those with a market capitalization of less than $5 billion at the time of investment. The Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Aperture investment criteria described below. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high.

The “Oberweis Aperture” investment criteria include:

Strong Revenue Growth

The Fund invests in companies with either rapid revenue growth or revenue growth that OAM believes will significantly exceed analysts’ estimates.

Strong Earnings Growth

The Fund invests in companies that OAM believes will grow profits much faster than analysts expect.

Sustainability

The Fund invests in sustainable businesses with a strong competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, OAM looks for a high barrier to competitive entry.

Operating Leverage

The Fund invests in profitable and scalable business models, which tend to generate rising net profits margins as revenue growth accelerates.

Valuation

The Fund invests in businesses that OAM believes are significantly undervalued based on prices/earning to growth ratio calculations using OAM’s earnings estimates and growth forecasts.

Timely Catalyst

OAM looks for a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that analyst expectations are too low.

Inflection Point of Change

OAM looks for businesses at the inflection point of change — often from a new product, a new management team or a regulatory change — as OAM believes these changes can drive unexpected or underestimated growth. The Fund invests in firms with significant gaps between OAM’s forecasts and analyst expectations.

Limited Analyst Coverage

OAM looks for small- and mid-cap firms not widely followed by other analysts to maximize the chances of finding misunderstood situations.

PRINCIPAL RISKS

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation.

Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER WORST QUARTER 2Q 2009 30.40% 4Q 2008 -37.59%

The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2015)
Average Annual Total Returns - -	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Oberweis Small-Cap Opportunities Fund	Return Before Taxes	5.10%	9.04%	5.78%
Oberweis Small-Cap Opportunities Fund | After Taxes on Distributions	Return After Taxes on Distributions	2.49%	7.64%	4.79%
Oberweis Small-Cap Opportunities Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.12%	7.14%	4.55%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	10.67%	7.95%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.41%)	9.19%	6.80%